Subsidiaries (Parentheticals) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 shares	Feb. 28, 2021 USD ($) Share	Feb. 10, 2021 ₪ / shares
Disclosure of subsidiaries [line items]
Number of instruments or interests issued or issuable | Share		4,070,766
Peace Of Meat BV [Member]
Disclosure of subsidiaries [line items]
Fair value of ordinary shares issued | ₪ / shares			₪ 3.986
Number of instruments or interests issued or issuable | Share		4,070,766
Equity interests of acquirer		$ 4,359
Cash transferred		4,799
Number of Shares consideration | shares	1,852,730
Peace Of Meat BV [Member] | Contingent Consideration [Member]
Disclosure of subsidiaries [line items]
Equity interests of acquirer		4,400
Cash transferred		$ 4,900